Summary of Significant Accounting Policies - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023
Cali-Antifragile Corp.
Disclosure of subsidiaries [line items]
Location	California
Purpose	Holding Company
Percentage Held	100.00%
River Distributing Co., LLC
Disclosure of subsidiaries [line items]
Location	California
Purpose	Holding Company
Percentage Held	100.00%
Sonoma's Finest fka FloraCal
Disclosure of subsidiaries [line items]
Location	California
Purpose	Cultivation
Percentage Held	100.00%
Cub City, LLC
Disclosure of subsidiaries [line items]
Location	California
Purpose	Cultivation
Percentage Held	100.00%
CRHC Holdings Corp.
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Purpose	Holding Company
Percentage Held	100.00%
Cannroy Delaware Inc.
Disclosure of subsidiaries [line items]
Location	Delaware
Purpose	Holding Company
Percentage Held	100.00%
High Road Holdings LLC
Disclosure of subsidiaries [line items]
Location	Delaware
Purpose	Holding Company
Percentage Held	100.00%
Laurel Harvest Labs, LLC
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Cultivation and Dispensary Facility
Percentage Held	100.00%
JDRC Mount Joy, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
JDRC Scranton, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Bluma Wellness Inc.
Disclosure of subsidiaries [line items]
Location	British Columbia, Canada
Purpose	Holding Company
Percentage Held	100.00%
Cannabis Cures Investments, LLC
Disclosure of subsidiaries [line items]
Location	Florida
Purpose	Holding Company
Percentage Held	100.00%
3 Boys Farm, LLC
Disclosure of subsidiaries [line items]
Location	Florida
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Farm to Fresh Holdings, LLC
Disclosure of subsidiaries [line items]
Location	Florida
Purpose	Holding Company
Percentage Held	100.00%
Cresco U.S. Corp.
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
MedMar Inc.
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
MedMar Lakeview, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	88.00%
MedMar Rockford, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	75.00%
Gloucester Street Capital, LLC
Disclosure of subsidiaries [line items]
Location	New York
Purpose	Holding Company
Percentage Held	100.00%
Valley Agriceuticals, LLC
Disclosure of subsidiaries [line items]
Location	New York
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Valley Agriceuticals Real Estate
Disclosure of subsidiaries [line items]
Location	New York
Purpose	Holding Company
Percentage Held	100.00%
JDRC Ellenville, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
CMA Holdings, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
BL Real Estate, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
BL Pierce, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
BL Uxbridge, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
BL Main, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
BL Burncoat, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
BL Framingham, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
BL Worcester, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
Cultivate Licensing LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
Cultivate Worcester, Inc.
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Dispensary
Percentage Held	100.00%
Cultivate Leicester, Inc.
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Cultivate Framingham, Inc.
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Dispensary
Percentage Held	100.00%
Cultivate Cultivation, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Cultivation and Production Entity
Percentage Held	100.00%
GoodNews Holdings, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Licensing Company
Percentage Held	100.00%
Wonder Holdings, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Licensing Company
Percentage Held	100.00%
JDRC Seed, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Educational Company
Percentage Held	100.00%
CP Pennsylvania Holdings, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Bay, LLC
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Dispensary
Percentage Held	100.00%
Bay Asset Management, LLC
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Holding Company
Percentage Held	100.00%
Ridgeback, LLC
Disclosure of subsidiaries [line items]
Location	Colorado
Purpose	Holding Company
Percentage Held	100.00%
Encanto Green Cross Dispensary, LLC
Disclosure of subsidiaries [line items]
Location	Arizona
Purpose	Holding Company
Percentage Held	100.00%
Cresco Labs Texas, LLC
Disclosure of subsidiaries [line items]
Location	Texas
Purpose	Holding Company
Percentage Held	100.00%
Cresco Labs, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Operating Entity
Percentage Held	62.00%
Cresco Labs Ohio, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	99.00%
Cresco Labs Notes Issuer, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held
Wellbeings, LLC
Disclosure of subsidiaries [line items]
Location	Delaware
Purpose	CBD Wellness Product Development
Percentage Held	100.00%
Cresco Labs SLO, LLC
Disclosure of subsidiaries [line items]
Location	California
Purpose	Holding Company
Percentage Held	100.00%
SLO Cultivation Inc.
Disclosure of subsidiaries [line items]
Location	California
Purpose	Holding Company
Percentage Held	80.00%
Cresco Labs Joliet, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs Kankakee, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs Logan, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs PA, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Cresco Yeltrah, LLC
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Strip District Education Center
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Holding Company
Percentage Held	100.00%
AFS Maryland, LLC
Disclosure of subsidiaries [line items]
Location	Maryland
Purpose	Holding Company
Percentage Held	100.00%
JDC Newark, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
Verdant Creations Newark, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Dispensary
Percentage Held	100.00%
Strategic Property Concepts, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
JDC Marion, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
Verdant Creations Marion, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Dispensary
Percentage Held	100.00%
Strategic Property Concepts 4, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
JDC Chillicothe, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
Verdant Creations Chillicothe, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Dispensary
Percentage Held	100.00%
Strategic Property Concepts 5, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
JDC Columbus, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
Care Med Associates, LLC
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Dispensary
Percentage Held	100.00%
Arizona Facilities Supply, LLC
Disclosure of subsidiaries [line items]
Location	Arizona
Purpose	Holding Company
Percentage Held	100.00%
Cresco Labs TINAD, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
TINAD, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
PDI Medical III, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
Cresco Labs Phoenix Farms, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Phoenix Farms Partners, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Phoenix Farms of Illinois Asset Management, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Phoenix Farms of Illinois, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
JDC Elmwood, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
FloraMedex, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
Cresco Edibles, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
TSC Cresco, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Licensing
Percentage Held	75.00%
Cresco HHH, LLC
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Cresco Labs Nevada, LLC
Disclosure of subsidiaries [line items]
Location	Nevada
Purpose	Holding Company
Percentage Held	100.00%
Cresco Labs Michigan Management, LLC
Disclosure of subsidiaries [line items]
Location	Michigan
Purpose	Holding Company
Percentage Held	100.00%
Cresco Labs Missouri Management, LLC
Disclosure of subsidiaries [line items]
Location	Missouri
Purpose	Holding Company
Percentage Held	100.00%
JDRC Acquisitions, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
JDRC 7841 Grand LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
JDRC Lincoln, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
JDRC Danville, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
JDRC Kankakee, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
JDRC Brookville, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Cresco Labs Michigan, LLC
Disclosure of subsidiaries [line items]
Location	Michigan
Purpose	Cultivation and Production Facility
Percentage Held	85.00%
Cresco Labs Michigan, LLC | Within the Management of the Company
Disclosure of subsidiaries [line items]
Percentage Held	85.00%